Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
July 31, 2020
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 94.1%
New York — 94.1%
$ 2,000,000 Battery Park City Authority Current
Refunding Revenue Bonds, Series
A,
5.00%, 11/01/25 ........... $ 2,306,180
100,000 Build NYC Resource Corp. Refunding
Revenue Bonds, Series A,
5.00%, 06/01/24 ........... 118,526
1,110,000 City of New York  Public
Improvements GO, Series
2018-1,
5.00%, 08/01/25 ........... 1,361,260
225,000 City of New York Advance Refunding
GO, Series 2015-A,
5.00%, 08/01/24 ........... 266,834
2,520,000 City of New York Advance Refunding
GO, Series A,
5.00%, 08/01/26 ........... 3,180,593
150,000 City of New York Advance Refunding
GO, Series C,
5.00%, 08/01/22 ........... 164,209
350,000 City of New York Advance Refunding
GO, Series C,
5.00%, 08/01/22 ........... 383,155
875,000 City of New York Advance Refunding
GO, Series C,
5.00%, 08/01/23 ........... 998,708
200,000 City of New York Advance Refunding
GO, Series C,
5.00%, 08/01/23 ........... 228,276
1,515,000 City of New York Advance Refunding
GO, Series C,
5.00%, 08/01/27 ........... 1,795,063
100,000 City of New York Advance Refunding
GO, Series C,
5.00%, 08/01/28 ........... 126,014
125,000 City of New York Advance Refunding
GO, Series D,
5.00%, 08/01/24 ........... 148,241
100,000 City of New York Advance Refunding
GO, Series E,
5.00%, 08/01/24 ........... 118,593
4,500,000 City of New York Current Refunding
GO, Series 2019-A,
5.00%, 08/01/25 ........... 5,518,620
4,250,000 City of New York Current Refunding
GO, Series E,
5.00%, 08/01/24 ........... 5,040,202
225,000 City of New York Public
Improvements GO, Series 1,
5.00%, 08/01/21 ........... 235,739
Principal
Amount Value
New York (continued)
$ 255,000 City of New York Public
Improvements GO, Series 1,
5.00%, 08/01/23 ........... $ 291,052
1,000,000 City of New York Public
Improvements GO, Sub-Series
D-3,
5.00%, 08/01/38(a)(b) ....... 1,129,950
200,000 City of New York Public
Improvements GO, Sub-Series
F-1,
5.00%, 04/01/23 ........... 225,156
100,000 City of New York Public
Improvements GO, Sub-Series
F-1,
5.00%, 03/01/24 ........... 112,104
4,775,000 City of New York Public
Improvements GO, Sub-Series
F-1,
5.00%, 03/01/28 ........... 5,332,004
1,500,000 City of New York Public
Improvements GO, Sub-Series
F-1,
5.00%, 04/01/43 ........... 1,845,825
100,000 City of New York Public
Improvements GO, Sub-Series
F-3,
5.00%, 12/01/23(b) ......... 115,650
200,000 City of New York Public
Improvements GO, Sub-Series
F-3,
5.00%, 12/01/25(b) ......... 247,810
1,500,000 City of New York Public
Improvements GO, Sub-Series
H-A,
5.00%, 01/01/25(b) ......... 1,803,795
1,325,000 City of New York Public
Improvements GO, Sub-Series
I-1,
5.00%, 03/01/25 ........... 1,541,121
3,000,000 City of New York Public
Improvements GO, Sub-Series
I-1,
5.00%, 03/01/26 ........... 3,482,340
275,000 City of New York Refunding Cash
Flow Management GO Notes,
Series 1,
5.00%, 08/01/22(b) ......... 301,051
300,000 City of New York Refunding GO,
Series B,
5.00%, 08/01/25 ........... 367,908
400,000 City of New York Refunding GO,
Series C,
5.00%, 08/01/27 ........... 490,320

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,250,000 City of New York Refunding GO,
Series C-1,
5.00%, 08/01/25 ........... $ 1,532,950
29,000,000 City of New York Refunding GO,
Series C-1,
5.00%, 08/01/26 ........... 36,602,060
200,000 City of New York Refunding GO,
Series D,
5.00%, 08/01/22 ........... 218,946
100,000 City of New York Refunding GO,
Series F,
5.00%, 08/01/29 ........... 106,700
10,410,000 City of New York Refunding GO,
Series F,
5.00%, 08/01/30 ........... 11,097,789
1,035,000 City of New York Refunding GO,
Series H,
5.00%, 08/01/22 ........... 1,133,046
500,000 City of New York Refunding GO,
Series J,
5.00%, 08/01/25 ........... 569,720
150,000 City of New York Refunding GO,
Series J,
5.00%, 08/01/22 ........... 164,209
325,000 City of New York Refunding GO,
Series J,
5.00%, 08/01/24 ........... 385,427
100,000 City of New York Refunding GO,
Sub-Series H-3,
5.00%, 08/01/23(b) ......... 114,138
350,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
5.00%, 07/01/21 ........... 365,568
350,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
5.00%, 07/01/22 ........... 382,617
100,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
5.00%, 07/01/23 ........... 114,093
110,000 County of Westchester NY Sewer
Improvements GO, Series C,
5.00%, 07/01/22 ........... 120,251
375,000 Erie County Fiscal Stability Authority
Advance Refunding Revenue
Bonds,
5.00%, 09/01/22 ........... 413,625
Principal
Amount Value
New York (continued)
$ 150,000 Erie County Fiscal Stability Authority
Public Improvements Revenue
Bonds, Series A,
5.00%, 03/15/22 ........... $ 161,774
300,000 Erie County Industrial Development
Agency (The) City School District
of the City of Buffalo Project
Advance Refunding Revenue
Bonds, (State Aid Withholding),
5.00%, 05/01/23 ........... 338,022
125,000 Erie County Industrial Development
Agency (The) City School District
of the City of Buffalo Project
Advance Refunding Revenue
Bonds, (State Aid Withholding),
5.00%, 05/01/24 ........... 146,394
100,000 Erie County Industrial Development
Agency (The) Refunding Revenue
Bonds, (State Aid Withholding),
5.00%, 05/01/21 ........... 103,624
100,000 Erie County Industrial Development
Agency (The) School
Improvements City School
District of the City of Buffalo
Project Revenue Bonds, (State
Aid Withholding),
5.00%, 05/01/22 ........... 103,586
1,200,000 Long Island Power Authority Electric
System General Revenue Bonds,
5.00%, 09/01/35 ........... 1,519,116
500,000 Long Island Power Authority Electric
System General Revenue Bonds,
5.00%, 09/01/25 ........... 606,090
4,000,000 Long Island Power Authority
Refunding Revenue Bonds, Series
B,
5.00%, 09/01/25 ........... 4,350,760
2,000,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 11/15/26 ........... 2,432,700
900,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series B,
5.00%, 11/15/25 ........... 1,003,023
125,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series D,
5.00%, 11/15/24 ........... 136,852
100,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series F,
5.00%, 11/15/23 ........... 107,426

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
New York (continued)
$ 700,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series D,
5.00%, 11/15/23 ........... $ 737,072
2,225,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series D,
5.00%, 11/15/28 ........... 2,329,909
205,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series F,
5.00%, 11/15/25 ........... 215,713
1,500,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series F,
5.00%, 11/15/30 ........... 1,565,655
370,000 Metropolitan Transportation Authority
Green Bond Refunding Revenue
Bonds,
5.00%, 11/15/26 ........... 416,631
1,500,000 Metropolitan Transportation Authority
Green Bond Refunding Revenue
Bonds,
5.00%, 11/15/48(a) ......... 1,640,430
150,000 Metropolitan Transportation Authority
Green Bond Refunding Revenue
Bonds, Series A2,
5.00%, 11/15/25 ........... 167,170
2,570,000 Metropolitan Transportation Authority
Green Bond Revenue Bonds,
5.00%, 11/15/23 ........... 2,895,799
250,000 Metropolitan Transportation Authority
Green Bond Revenue Bonds,
5.00%, 11/15/27 ........... 310,630
250,000 Metropolitan Transportation Authority
Green Bond Revenue Bonds,
Series C-1,
5.00%, 11/15/23 ........... 268,565
375,000 Metropolitan Transportation Authority
Green Bond Revenue Bonds,
Sub-Series B-2,
5.00%, 11/15/26 ........... 456,131
150,000 Metropolitan Transportation
Authority Prerefunded Transit
Improvements Revenue Bonds,
Series C,
5.00%, 11/15/25(c) ......... 180,388
1,600,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
A,
5.00%, 11/15/25 ........... 1,734,272
Principal
Amount Value
New York (continued)
$ 2,500,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
A,
5.00%, 11/15/29 ........... $ 2,688,850
525,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
A-2,
5.00%, 11/15/48(a) ......... 552,468
2,500,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
B-1,
5.00%, 11/15/29(b) ......... 2,769,525
100,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
D-1,
5.00%, 11/01/23(b) ......... 105,212
8,000,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
D-1,
5.00%, 11/01/27(b) ......... 8,380,720
150,000 Metropolitan Transportation Authority
Transit Improvements Revenue
Bonds, Series B,
5.00%, 11/15/20 ........... 151,186
100,000 Metropolitan Transportation Authority
Transit Improvements Revenue
Bonds, Series C,
5.00%, 11/15/22 ........... 105,266
150,000 Metropolitan Transportation Authority
Transit Improvements Revenue
Bonds, Sub-Series A-1,
5.00%, 11/15/25 ........... 165,655
375,000 Metropolitan Transportation Authority
Transportation Green Bond
Advance Refunding Revenue
Bonds,
5.00%, 11/15/22 ........... 394,747
600,000 Metropolitan Transportation Authority
Transportation Green Bond
Advance Refunding Revenue
Bonds,
5.00%, 11/15/23 ........... 644,586
100,000 Metropolitan Transportation Authority
Transportation Green Bond
Advance Refunding Revenue
Bonds,
5.00%, 11/15/26 ........... 112,603
100,000 Monroe County Industrial
Development Agency School
Improvements Revenue Bonds,
(State Aid Withholding),
5.00%, 05/01/24 ........... 117,115

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
New York (continued)
$ 300,000 Nassau County Sewer & Storm Water
Finance Authority Refunding
Revenue Bonds, Series A,
5.00%, 10/01/24 ........... $ 359,415
2,500,000 New York City Housing Development
Corp. Multi-Family Housing
Revenue Bonds,
1.75%, 05/01/59(a) ......... 2,533,475
3,000,000 New York City Housing Development
Corp. Multi-Family Housing
Revenue Bonds, Series L,
2.75%, 05/01/50(a) ......... 3,145,680
250,000 New York City Transitional Finance
Authority Building Aid Revenue
Advance Refunding Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%, 07/15/23 ........... 284,987
100,000 New York City Transitional Finance
Authority Building Aid Revenue
Advance Refunding Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%, 07/15/25 ........... 122,640
1,035,000 New York City Transitional Finance
Authority Building Aid Revenue
Advance Refunding Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%, 07/15/26 ........... 1,304,286
300,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S, (State Aid
Withholding),
5.00%, 07/15/23 ........... 341,985
100,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S, (State Aid
Withholding),
5.00%, 07/15/24 ........... 118,665
150,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%, 07/15/25 ........... 181,211
Principal
Amount Value
New York (continued)
$ 125,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%, 07/15/26 ........... $ 153,562
8,000,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S-1, (State Aid
Withholding),
5.00%, 07/15/28 ........... 8,719,200
1,075,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-2A, (State Aid
Withholding),
5.00%, 07/15/25 ........... 1,318,380
125,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-3A, (State Aid
Withholding),
5.00%, 07/15/23 ........... 142,494
250,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-3A, (State Aid
Withholding),
5.00%, 07/15/24 ........... 296,663
100,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-4A, (State Aid
Withholding),
5.00%, 07/15/23 ........... 113,995
525,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-4A, (State Aid
Withholding),
5.00%, 07/15/24 ........... 622,991
2,000,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-4A, (State Aid
Withholding),
5.00%, 07/15/25 ........... 2,452,800

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
New York (continued)
$ 150,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-4A, (State Aid
Withholding),
5.00%, 07/15/27 ........... $ 193,746
1,000,000 New York City Transitional Finance
Authority Building Aid Revenue
School Improvements Revenue
Bonds, Series- S1, (State Aid
Withholding),
5.00%, 07/15/22 ........... 1,092,210
330,000 New York City Transitional Finance
Authority Building Aid Revenue
Unrefunded Advance Refunding
Revenue Bonds, Series S-1, (State
Aid Withholding),
5.00%, 07/15/22 ........... 360,429
475,000 New York City Transitional Finance
Authority Future Tax Secured
Advance Refunding Revenue
Bonds, Series C,
5.00%, 11/01/23 ........... 547,884
250,000 New York City Transitional Finance
Authority Future Tax Secured
Advance Refunding Revenue
Bonds, Series C,
5.00%, 11/01/24 ........... 299,830
200,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds,
5.00%, 08/01/28 ........... 241,638
100,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds,
5.00%, 08/01/23 ........... 114,202
4,375,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds,
5.00%, 08/01/24 ........... 5,199,950
3,000,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds,
5.00%, 02/01/30 ........... 3,774,810
4,575,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds, Sub-Series B-1,
5.00%, 11/01/23 ........... 5,276,988
Principal
Amount Value
New York (continued)
$ 225,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds, Sub-Series B-1,
5.00%, 08/01/26 ........... $ 283,831
150,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds, Sub-Series F-1,
5.00%, 05/01/23 ........... 169,541
200,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds, Sub-Series FI,
5.00%, 08/01/25 ........... 236,924
190,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds, Sub-Series FI,
5.00%, 08/01/29 ........... 223,341
2,650,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds, Sub-Series I,
5.00%, 05/01/26 ........... 2,985,093
100,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Unrefunded
Revenue Bonds,
5.00%, 11/01/25 ........... 117,360
150,000 New York City Transitional Finance
Authority Future Tax Secured
Refunding Revenue Bonds, Sub-
Series B,
5.00%, 11/01/21 ........... 159,001
670,000 New York City Transitional Finance
Authority Future Tax Secured
Refunding Revenue Bonds, Sub-
Series C,
5.00%, 11/01/27 ........... 783,578
5,000,000 New York City Transitional Finance
Authority Future Tax Secured
Refunding Revenue Bonds, Sub-
Series C,
5.00%, 11/01/23 ........... 5,767,200
5,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds,
5.00%, 05/01/34 ........... 6,789,050

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
New York (continued)
$ 600,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series C-1,
5.00%, 05/01/23 ........... $ 678,162
300,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series C-1,
5.00%, 05/01/24 ........... 353,184
350,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Sub-Series B-1,
5.00%, 08/01/23 ........... 399,707
200,000 New York City Water & Sewer System
Current Refunding Revenue,
5.00%, 06/15/24 ........... 237,240
1,825,000 New York City Water & Sewer System
Current Refunding Revenue
Bonds, Series AA,
5.00%, 06/15/26 ........... 2,309,501
2,000,000 New York City Water & Sewer System
Current Refunding Revenue
Bonds, Series CC,
5.00%, 06/15/25 ........... 2,457,560
7,500,000 New York City Water & Sewer System
Refunding Revenue Bonds,
5.00%, 06/15/28 ........... 9,114,450
2,000,000 New York City Water & Sewer System
Refunding Revenue Bonds, Series
DD-2,
5.00%, 06/15/25 ........... 2,322,380
150,000 New York City Water & Sewer System
Refunding Revenue Bonds, Series
FF,
5.00%, 06/15/25 ........... 184,317
125,000 New York City Water & Sewer System
Refunding Revenue Bonds, Series
GG,
5.00%, 06/15/25 ........... 153,597
2,000,000 New York City Water & Sewer System
Refunding Revenue Bonds, Series
GG,
5.00%, 06/15/27 ........... 2,435,900
1,040,000 New York City Water & Sewer System
Refunding Revenue Bonds, Series
HH,
5.00%, 06/15/31 ........... 1,080,747
450,000 New York City Water & Sewer System
Refunding Revenue Bonds, Sub-
Series BB-2,
5.00%, 06/15/29 ........... 586,777
Principal
Amount Value
New York (continued)
$ 1,500,000 New York City Water & Sewer System
Refunding Revenue Bonds, Sub-
Series FF-1,
5.00%, 06/15/49 ........... $ 1,922,880
4,750,000 New York City Water & Sewer System
Water Utility Improvements
Revenue Bonds, Series BB-2,
5.00%, 06/15/25 ........... 5,515,652
3,900,000 New York City Water & Sewer System
Water Utility Improvements
Revenue Bonds, Series GG-2,
5.00%, 06/15/26 ........... 4,686,396
6,170,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds,
5.00%, 02/15/25 ........... 7,461,072
360,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds,
5.00%, 02/15/28 ........... 457,675
4,715,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds,
5.00%, 02/15/29 ........... 5,971,972
390,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds,
5.00%, 07/01/23 ........... 439,612
255,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 03/15/22 ........... 274,538
150,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 07/01/22 ........... 163,737
500,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 07/01/24 ........... 593,695
1,000,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 07/01/26 ........... 1,269,830
100,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series D,
5.00%, 02/15/24 ........... 116,661
6,775,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series D,
5.00%, 02/15/27 ........... 8,524,170

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
New York (continued)
$ 600,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series D,
5.00%, 02/15/28 ........... $ 751,272
525,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series E,
5.00%, 03/15/24 ........... 614,444
1,600,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series E,
5.00%, 03/15/25 ........... 1,940,336
1,575,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A-2,
5.00%, 07/01/30 ........... 2,230,137
650,000 New York State Dormitory Authority
Green Bond Revenue Bonds,
5.00%, 07/01/24 ........... 771,804
100,000 New York State Dormitory Authority
Master BOCES Program Advance
Refunding Revenue Bonds, (State
Appropriation),
5.00%, 08/15/27 ........... 125,917
1,600,000 New York State Dormitory Authority
Prerefunded Revenue Bonds,
Series A,
5.00%, 07/01/26(c) ......... 1,824,608
3,765,000 New York State Dormitory Authority
Public Improvement Revenue
Bonds, Series E,
5.00%, 02/15/26 ........... 4,523,911
1,455,000 New York State Dormitory Authority
Public Improvement Revenue
Bonds, Series E,
5.00%, 02/15/30 ........... 1,726,707
125,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series 2015B-A,
5.00%, 03/15/24 ........... 146,445
150,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series 2015B-B,
5.00%, 03/15/26 ........... 183,039
10,335,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series 2015B-B,
5.00%, 03/15/29 ........... 12,535,838
2,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series A,
5.00%, 03/15/24 ........... 2,343,120
Principal
Amount Value
New York (continued)
$ 100,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series A,
5.00%, 03/15/26 ........... $ 125,007
230,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series A,
5.00%, 03/15/27 ........... 287,723
350,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%, 02/15/25 ........... 423,237
500,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%, 02/15/30 ........... 593,370
100,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%, 02/15/26 ........... 124,514
125,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%, 02/15/27 ........... 159,635
5,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%, 02/15/28 ........... 5,958,300
100,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
1, (State Aid Withholding),
5.00%, 01/15/23 ........... 110,138
200,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
1, (State Aid Withholding),
5.00%, 01/15/25 ........... 235,210
3,275,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
1, (State Aid Withholding),
5.00%, 01/15/27 ........... 4,048,359
1,925,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 02/15/25 ........... 2,232,288
5,000,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/50 ........... 6,626,400
3,000,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/24 ........... 3,381,330

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
New York (continued)
$ 5,500,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/29 ........... $ 6,506,665
125,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 12/15/22 ........... 139,091
150,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 12/15/24 ........... 166,605
1,025,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 02/15/26 ........... 1,186,673
4,765,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 12/15/29 ........... 5,256,748
350,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
C,
5.00%, 03/15/25 ........... 407,127
400,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
E,
5.00%, 02/15/24 ........... 466,644
3,000,000 New York State Dormitory Authority
School Improvement Revenue
Bonds, Series A,
5.00%, 03/15/28 ........... 3,934,350
350,000 New York State Dormitory Authority
School Improvements Bidding
Group 1 Revenue Bonds, Series
C,
5.00%, 03/15/23 ........... 393,785
625,000 New York State Dormitory Authority
School Improvements Bidding
Group 2 Unrefunded Refunding
Revenue Bonds,
5.00%, 03/15/24 ........... 732,225
125,000 New York State Dormitory Authority
School Improvements Group 1
Revenue Bonds, Series A,
5.00%, 03/15/24 ........... 146,445
8,050,000 New York State Dormitory Authority
School Improvements Group 1
Revenue Bonds, Series A,
5.00%, 03/15/27 ........... 10,304,161
Principal
Amount Value
New York (continued)
$ 125,000 New York State Dormitory Authority
School Improvements Group 1
Revenue Bonds, Series A,
5.00%, 03/15/27 ........... $ 160,281
100,000 New York State Dormitory Authority
School Improvements Group 1
Revenue Bonds, Series E,
5.00%, 03/15/23 ........... 112,510
2,500,000 New York State Dormitory Authority
School Improvements Income Tax
Revenue Bonds, Series A,
5.00%, 02/15/28 ........... 3,130,300
5,420,000 New York State Dormitory Authority
School Improvements Revenue
Bonds, Series A,
5.00%, 03/15/23 ........... 6,093,489
1,305,000 New York State Dormitory Authority
School Improvements Revenue
Bonds, Series A,
5.00%, 03/15/24 ........... 1,527,333
425,000 New York State Dormitory Authority
School Improvements Revenue
Bonds, Series A,
5.00%, 02/15/26 ........... 529,185
355,000 New York State Dormitory Authority
Third Generation Resolution
State Universal Refunding
Revenue Bonds,
5.00%, 05/15/24 ........... 380,908
150,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/22 ........... 163,888
140,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/24 ........... 165,934
2,525,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/25 ........... 3,093,580
100,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/25 ........... 122,518

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,025,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/26 ........... $ 1,193,910
1,750,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/26 ........... 2,204,703
200,000 New York State Dormitory Authority
University of New York
Dormitory Facilities Student
Housing Revenue Bonds, Series
A,
5.00%, 07/01/22 ........... 218,316
145,000 New York State Dormitory Authority
Unrefunded Refunding Revenue
Bonds,
5.00%, 07/01/21 ........... 145,531
150,000 New York State Dormitory Authority
Unrefunded Refunding Revenue
Bonds, (State Appropriation),
5.00%, 08/15/23 ........... 150,555
100,000 New York State Environmental
Facilities Corp. Green Bond
Revenue Bonds,
5.00%, 03/15/23 ........... 112,621
100,000 New York State Environmental
Facilities Corp. Green Bond
Revenue Bonds, Series C,
5.00%, 02/15/27 ........... 129,159
175,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds,
5.00%, 06/15/22 ........... 190,860
100,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds,
5.00%, 06/15/22 ........... 109,063
475,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds,
5.00%, 06/15/27 ........... 536,109
6,250,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds,
5.00%, 06/15/28 ........... 7,337,062
100,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Series A,
5.00%, 06/15/22 ........... 109,063
Principal
Amount Value
New York (continued)
$ 275,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Series A,
5.00%, 06/15/24 ........... $ 325,971
125,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Sub-Series A,
5.00%, 06/15/21 ........... 130,321
1,485,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Sub-Series A,
5.00%, 06/15/24 ........... 1,613,423
1,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/36 ........... 1,332,040
3,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/23 ........... 3,414,540
550,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/24 ........... 651,942
4,240,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/27 ........... 5,529,299
985,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5.00%, 06/15/24 ........... 1,167,570
100,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Subordinated SRF Bonds,
5.00%, 06/15/23 ........... 113,818
605,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Subordinated SRF Bonds,
5.00%, 06/15/24 ........... 717,137
100,000 New York State Housing Finance
Agency Refunding Revenue
Bonds, Series A,
5.00%, 09/15/20 ........... 100,558
100,000 New York State Thruway Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 03/15/22 ........... 107,662

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
New York (continued)
$ 375,000 New York State Thruway Authority
Current Refunding Revenue
Bonds, Series L,
5.00%, 01/01/26 ........... $ 456,184
150,000 New York State Thruway Authority
Highway & Bridge Trust Fund
Refunding Revenue Bonds, Series
A,
5.00%, 04/01/23 ........... 161,996
895,000 New York State Thruway Authority
Prerefunded Revenue Bonds,
Series I,
5.00%, 01/01/28(c) ......... 956,308
2,000,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
J,
5.00%, 01/01/27 ........... 2,287,500
375,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
K,
5.00%, 01/01/24 ........... 429,315
300,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
K,
5.00%, 01/01/26 ........... 355,692
250,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
L,
5.00%, 01/01/23 ........... 276,025
125,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
L,
5.00%, 01/01/24 ........... 143,105
200,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
L,
5.00%, 01/01/25 ........... 236,554
100,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
L,
5.00%, 01/01/27 ........... 124,758
1,925,000 New York State Urban Development
Corp  Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5.00%, 03/15/27 ........... 2,375,777
300,000 New York State Urban Development
Corp Advance Refunding
Revenue Bonds, Series A,
5.00%, 03/15/24 ........... 350,403
Principal
Amount Value
New York (continued)
$ 5,000,000 New York State Urban Development
Corp. Civic Convention Center
Revenue Bonds,
1.83%, 03/15/29 ........... $ 5,083,050
1,675,000 New York State Urban Development
Corp. Civic Convention Center
Revenue Bonds, Series A,
5.00%, 03/15/29 ........... 2,240,664
1,000,000 New York State Urban Development
Corp. Civic Convention Center
Revenue Bonds, Series A,
5.00%, 03/15/35 ........... 1,340,980
425,000 New York State Urban Development
Corp. Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5.00%, 03/15/22 ........... 457,564
100,000 New York State Urban Development
Corp. Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5.00%, 03/15/23 ........... 112,314
1,050,000 New York State Urban Development
Corp. Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5.00%, 03/15/26 ........... 1,307,964
1,920,000 New York State Urban Development
Corp. Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5.00%, 03/15/28 ........... 2,368,416
1,000,000 New York State Urban Development
Corp. Personal Income Tax
Economic Improvements
Revenue Bonds,
5.00%, 03/15/27 ........... 1,276,300
4,000,000 New York State Urban Development
Corp. Personal Income Tax
Economic Improvements
Revenue Bonds,
5.00%, 03/15/28 ........... 5,232,000
5,000,000 New York State Urban Development
Corp. Personal Income Tax
Economic Improvements
Revenue Bonds,
5.00%, 03/15/29 ........... 6,688,550
1,500,000 New York State Urban Development
Corp. Personal Income Tax
Economic Improvements
Revenue Bonds,
5.00%, 03/15/30 ........... 2,046,675

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
New York (continued)
$ 4,500,000 New York State Urban Development
Corp. Personal Income Tax
Economic Improvements
Revenue Bonds,
5.00%, 03/15/31 ........... $ 6,190,695
4,500,000 New York State Urban Development
Corp. Personal Income Tax
Economic Improvements
Revenue Bonds,
5.00%, 03/15/32 ........... 6,146,010
200,000 New York State Urban Development
Corp. Personal Income Tax
Economic Improvements
Revenue Bonds, Series C,
5.00%, 03/15/23 ........... 224,628
225,000 New York State Urban Development
Corp. Personal Income Tax
Refunding Revenue Bonds, Series
A,
5.00%, 03/15/24 ........... 262,802
150,000 New York State Urban Development
Corp. State Personal Income Tax
Advance Refunding Revenue
Bonds,
5.00%, 03/15/22 ........... 161,493
100,000 New York State Urban Development
Corp. State Personal Income Tax
Advance Refunding Revenue
Bonds,
5.00%, 03/15/26 ........... 124,568
100,000 New York State Urban Development
Corp. State Personal Income Tax
Advance Refunding Revenue
Bonds,
5.00%, 03/15/27 ........... 127,630
200,000 New York State Urban Development
Corp. State Personal Income Tax
Advance Refunding Revenue
Bonds,
5.00%, 03/15/24 ........... 233,602
15,000,000 New York State Urban Development
Corp. State Personal Income Tax
Advance Refunding Revenue
Bonds,
5.00%, 03/15/26 ........... 17,442,450
150,000 New York State Urban Development
Corp. State Personal Income Tax
Public Improvements Revenue
Bonds, Series A,
5.00%, 03/15/23 ........... 154,397
Principal
Amount Value
New York (continued)
$ 400,000 New York State Urban Development
Corp. State Personal Income Tax
Public Improvements Revenue
Bonds, Series A,
4.00%, 03/15/24 ........... $ 408,840
175,000 New York State Urban Development
Corp. State Personal Income Tax
Public Improvements Revenue
Bonds, Series E,
5.00%, 03/15/23 ........... 196,550
5,000,000 New York State Urban Development
Corp. State Personal Income Tax
Public Improvements Revenue
Bonds, Series E,
5.00%, 03/15/26 ........... 5,597,550
3,000,000 New York State Urban Development
Corp. State Personal Income Tax
Public Improvements Revenue
Bonds, Series E,
5.00%, 03/15/28 ........... 3,350,190
2,000,000 New York State Urban Development
Corp. State Personal Income Tax
Public Improvements Revenue
Bonds, Series E,
5.00%, 03/15/29 ........... 2,230,680
1,190,000 Port Authority of New York & New
Jersey  Consolidated Revenue
Bonds,
5.00%, 09/01/25 ........... 1,454,466
2,085,000 Port Authority of New York & New
Jersey  Consolidated Revenue
Bonds, Series 189,
5.00%, 05/01/26 ........... 2,473,164
10,000,000 Port Authority of New York & New
Jersey Cash Flow Management
Revenue Bonds, Series AAA,
1.09%, 07/01/23 ........... 10,127,400
175,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds,
5.00%, 12/15/26 ........... 201,150
2,250,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds,
5.00%, 09/01/34 ........... 2,576,790
100,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 175,
5.00%, 12/01/22 ........... 110,816
150,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 189,
5.00%, 05/01/24 ........... 175,551

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
New York (continued)
$ 375,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 189,
5.00%, 05/01/25 ........... $ 453,533
125,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 205,
5.00%, 11/15/22 ........... 138,324
2,885,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5.00%, 12/01/25 ........... 3,270,696
800,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5.00%, 12/01/27 ........... 901,896
5,000,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5.00%, 12/01/28 ........... 5,636,850
300,000 Port Authority of New York & New
Jersey Revenue Bonds, Two
Hundred Ninth Series,
5.00%, 07/15/22 ........... 327,417
100,000 Port Authority of New York & New
Jersey Revenue Bonds, Two
Hundred Ninth Series,
5.00%, 07/15/23 ........... 113,676
325,000 Port Authority of New York & New
Jersey Revenue Bonds, Two
Hundred Ninth Series,
5.00%, 07/15/24 ........... 383,243
125,000 Sales Tax Asset Receivable Corp.
Refunding Revenue Bonds, Series
A,
5.00%, 10/15/23 ........... 144,795
475,000 Sales Tax Asset Receivable Corp.
Refunding Revenue Bonds, Series
A,
5.00%, 10/15/24 ........... 572,309
5,150,000 Sales Tax Asset Receivable Corp.
Refunding Revenue Bonds, Series
A,
5.00%, 10/15/30 ........... 6,053,362
8,195,000 State of New York Green Current
Refunding GO, Series B,
2.55%, 02/15/29 ........... 8,960,003
425,000 State of New York Green GO, Series A,
5.00%, 02/15/22 ........... 456,637
100,000 State of New York Green GO, Series A,
5.00%, 02/15/26 ........... 125,539
Principal
Amount Value
New York (continued)
$ 250,000 State of New York Public
Improvements GO, Series A,
5.00%, 03/01/24 ........... $ 281,917
1,000,000 Syracuse Industrial Development
Agency Syracuse City School
Improvements Revenue Bonds,
Series  A,
4.00%, 05/01/33 ........... 1,198,210
1,915,000 Syracuse Industrial Development
Agency Syracuse City School
Improvements Revenue Bonds,
Series  A,
4.00%, 05/01/34 ........... 2,281,531
1,000,000 Syracuse Industrial Development
Agency Syracuse City School
Improvements Revenue Bonds,
Series  A,
4.00%, 05/01/35 ........... 1,184,980
1,000,000 Syracuse Industrial Development
Agency Syracuse City School
Improvements Revenue Bonds,
Series  A,
4.00%, 05/01/36 ........... 1,180,650
400,000 Syracuse Industrial Development
Agency Syracuse City School
Improvements Revenue Bonds,
Series A, (State Aid Withholding),
4.00%, 05/01/22 ........... 426,992
150,000 Syracuse Industrial Development
Agency Syracuse City School
Improvements Revenue Bonds,
Series A, (State Aid Withholding),
5.00%, 05/01/23 ........... 155,310
500,000 Syracuse Industrial Development
Agency Syracuse City School
Improvements Revenue Bonds,
Series A, (State Aid Withholding),
5.00%, 05/01/26 ........... 624,020
375,000 Triborough Bridge & Tunnel Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 11/15/24 ........... 443,505
3,715,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Sub-Series A,
5.00%, 11/15/25 ........... 4,137,618
475,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Sub-Series A,
5.00%, 11/15/26 ........... 528,338

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,050,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Sub-Series A,
5.00%, 11/15/27 ........... $ 1,166,372
1,575,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Sub-Series A,
5.00%, 11/15/29 ........... 1,744,974
100,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 11/15/25 ........... 122,214
265,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series B,
5.00%, 11/15/23 ........... 303,221
435,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series B,
5.00%, 11/15/27 ........... 528,355
6,340,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series C,
5.00%, 11/15/29 ........... 7,077,976
1,500,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series C,
5.00%, 11/15/30 ........... 1,672,395
250,000 Triborough Bridge & Tunnel Authority
MTA Bridges & Tunnels Advance
Refunding Revenue Bonds,
5.00%, 11/15/23 ........... 286,058
125,000 Triborough Bridge & Tunnel
Authority Prerefunded Highway
Improvements Revenue Bonds,
Series A,
5.00%, 11/15/25(c) ......... 153,533
250,000 Triborough Bridge & Tunnel
Authority Prerefunded Highway
Improvements Revenue Bonds,
Series C,
5.00%, 11/15/27(c) ......... 283,630
150,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds, Series
B,
5.00%, 11/15/24 ........... 177,402
150,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds, Series
B,
5.00%, 11/15/20 ........... 151,911
Principal
Amount Value
New York (continued)
$ 1,000,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds, Series
B,
5.00%, 11/15/22 ........... $ 1,102,250
100,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds, Series
B,
5.00%, 11/15/24 ........... 110,104
100,000 Utility Debt Securitization Authority
Refunding Revenue Bonds,
5.00%, 12/15/26 ........... 119,779
1,750,000 Utility Debt Securitization Authority
Refunding Revenue Bonds,
5.00%, 06/15/25 ........... 1,987,493
1,500,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
A,
5.00%, 06/15/26 ........... 1,765,320
1,080,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
E,
5.00%, 12/15/28 ........... 1,246,201
8,720,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
E,
5.00%, 12/15/29 ........... 10,046,050
2,750,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
E,
5.00%, 12/15/30 ........... 3,164,205
5,290,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 12/15/31 ........... 6,075,300
Total Municipal Bonds
(Cost $531,023,851)
551,583,927
CORPORATE BONDS — 0.8%
United States — 0.8%
4,500,000 Andrew W Mellon Foundation (The),
Series 2020,
0.95%, 08/01/27 ........... 4,518,424
Total Corporate Bonds
(Cost $4,500,000)
4,518,424
U.S. GOVERNMENT SECURITIES — 3.9%
U.S. Treasury Notes — 3.9%
14,500,000 1.63%, 02/15/26 ............... 15,571,074

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2020
(Unaudited)
The following abbreviation is used in the report:
Principal
Amount Value
U.S. Treasury Notes (continued)
7,000,000 2.00%, 02/15/25 ............... $ 7,569,571
Total U.S. Government Securities
(Cost $21,663,914)
23,140,645
Shares
INVESTMENT COMPANY — 0.2%
1,086,457 SEI Daily Income Trust Government
II Fund - Class A, 0.07%(d) ... 1,086,457
Total Investment Company
(Cost $1,086,457)
1,086,457
TOTAL INVESTMENTS — 99.0%
(Cost $558,274,222)
$ 580,329,453
OTHER ASSETS IN EXCESS OF
LIABILITIES — 1.0%
6,144,688
NET ASSETS — 100.0%
$ 586,474,141
(a) Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2020.
(b) These securities are subject to remarketing prior to its stated
maturity, and is subject to mandatory redemption at the stated
maturity date.
(c) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d) The rate shown represents the current yield as of July 31, 2020.
GO — General Obligation
Portfolio Diversification by State/Sector (Unaudited)
State/Sector
Percentage
of Net Assets
New York ................................... 94.1%
Others* ..................................... 5.9
100.0%
* Includes cash and equivalents, Corporate Bonds, U.S. Government
Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.